Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Detail)	12 Months Ended
Dec. 31, 2019
Lab equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computers
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years